Deferred Costs - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred indirect costs	$ 8,241	$ 9,419	$ 14,395	$ 19,526	$ 11,159
Deferred direct costs	20,833	19,489	16,584	$ 16,146	$ 9,939
Deferred costs
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred indirect costs	4,800	4,800	5,100
Other long-term assets
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred indirect costs	$ 3,400	$ 4,600	$ 9,300
Minimum
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred costs amortization period	3 years
Maximum
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred costs amortization period	5 years